Non-current and current financial debts - Additional information (Details)					12 Months Ended
	May 27, 2020 USD ($)	Sep. 23, 2019 USD ($)	Apr. 02, 2019 USD ($)	Mar. 06, 2019 USD ($) extension	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 09, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense					$ 95,000,000	$ 94,000,000	$ 81,000,000
Total financial debts					4,080,000,000	4,118,000,000		$ 3,500,000,000
Financial debts, current					114,000,000	169,000,000
Financial debts, non-current					3,966,000,000	3,949,000,000
Write-off of deferred debt issuance cost		$ 4,000,000			0	0	$ 4,000,000
Bridge facility
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 1,500,000,000
Borrowings, term				364 days
Borrowings, number of extension options | extension				2
Borrowings, extension term				180 days
Repayment of borrowings		1,500,000,000
Facility A
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 500,000,000
Borrowings, term				3 years
Repayment of borrowings		500,000,000
Facility B
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 800,000,000
Borrowings, term				5 years
Financial debts, non-current					796,000,000	794,000,000
Facility C
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 400,000,000
Borrowings, term				5 years
Financial debts, non-current					395,000,000	429,000,000
Revolving facility
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 1,000,000,000	1,000,000,000
Borrowings, term				5 years
Financial debts, non-current					0	0
Bridge and other term loans
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			$ 3,200,000,000
Bridge and Term Loans
Disclosure of detailed information about borrowings [line items]
Notional amount		2,000,000,000
Senior notes
Disclosure of detailed information about borrowings [line items]
Notional amount		2,000,000,000
Borrowing costs incurred		15,000,000
Senior notes | Borrowings discount
Disclosure of detailed information about borrowings [line items]
Total financial debts		$ 7,000,000
Series 2026 notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.75%
Notional amount		$ 500,000,000
Financial debts, non-current					496,000,000	496,000,000
Borrowings, issuance percentage		99.50%
Series 2029 notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.00%
Notional amount		$ 1,000,000,000
Financial debts, non-current					993,000,000	992,000,000
Borrowings, issuance percentage		99.60%
Series 2049 notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.80%
Notional amount		$ 500,000,000
Financial debts, non-current					494,000,000	494,000,000
Borrowings, issuance percentage		99.80%
Series 2030 notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.60%
Notional amount	$ 750,000,000
Proceeds from borrowings	$ 750,000,000
Financial debts, non-current					745,000,000	$ 744,000,000
Borrowings, issuance percentage	99.843%
Borrowing costs incurred	$ 5,000,000
Series 2030 notes | Borrowings discount
Disclosure of detailed information about borrowings [line items]
Total financial debts	$ 1,000,000
Local bilateral facilities, Japan
Disclosure of detailed information about borrowings [line items]
Total financial debts					131,000,000
Financial debts, current					84,000,000
Financial debts, non-current					47,000,000
Undrawn borrowing facilities					$ 90,000,000
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					2.30%	2.30%
Bottom of range | Local bilateral facilities, Japan
Disclosure of detailed information about borrowings [line items]
Borrowings, term					1 year
Top of range | Local bilateral facilities, Japan
Disclosure of detailed information about borrowings [line items]
Borrowings, term					2 years